Other assets (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Schedule of other assets

As at	Dec 31 2022	Dec 31 2021
Cash flow hedges (note 19)	$322,748	$56,802
Chile VAT receivable	18,343	18,493
Restricted cash for debt service and major maintenance of vessels (a)	14,349	13,053
Fair value of Egypt gas supply contract derivative (note 19)	11,220	—
Investment in Carbon Recycling International	5,620	4,620
Defined benefit pension plans (note 21)	3,977	5,017
Deferred financing fees	1,119	1,431
Other	18,357	9,612
Total other assets	395,733	109,028
Less current portion (b)	(39,346)	(9,842)
	$356,387	$99,186